Transamerica Asset Management, Inc.
P.O. Box 9012
Clearwater, Florida 33758-9012
727-299-1800

January 9, 2013

VIA EDGAR

U.S. Securities and Exchange Commission

100 F Street, N.E.

Washington, D.C. 20549

Re:	Transamerica Funds (33-02659; 811-04556) (the “Registrant”)

Transamerica Dividend Focused and Transamerica International Small Cap Value (the “Funds”)

Dear Sir or Madam:

On behalf of the Registrant, we are filing today through the EDGAR system a certification pursuant to paragraph (j) of Rule 497 under the Securities Act of 1933. In this regard, we certify that the form of Prospectuses for the Funds, dated January 4, 2013, otherwise required to be filed under paragraph (c) of Rule 497, would not have differed from the form of Prospectuses contained in the Form N-1A registration statement for the Registrant (Post-Effective Amendment No. 168) (the “Registration Statement”). The Registration Statement was filed electronically with the Securities and Exchange Commission on January 3, 2013 via EDGAR (Accession Number 0001193125-13-002458).

Any comments or questions on this filing should be directed to the undersigned at (727) 299-1844.

Very truly yours,

/s/ Timothy J. Bresnahan
Timothy J. Bresnahan
Vice President and Senior Counsel
Transamerica Asset Management, Inc.